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March 22, 2013	Nathan Briggs
(202) 626-3909
(202) 383-9308
nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.
(File Nos. 333-185483, 811-22780)

Ladies and Gentlemen:

We are filing today via EDGAR, on behalf of Cohen & Steers MLP Income and Energy Opportunity Fund (the “Fund”), Pre-Effective Amendment No. 3 to the Fund’s registration statement on Form N-2 (File Nos. 333-185483, 811-22780) pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Prior to filing this pre-effective amendment, the Fund and the principal underwriters have filed acceleration requests to declare the Fund’s registration statement effective at 10:00 a.m. Eastern Time on Monday, March 25, 2013, or as soon thereafter as practicable.

Please direct any questions regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan Briggs
Nathan Briggs

cc:	Michael G. Doherty
Francis C. Poli